Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (17,630)	$ (28,193)	$ (34,515)	$ (48,207)	$ (57,855)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	478	567	746	713	900
Stock-based compensation	1,358	2,829	3,431	6,784	5,029
Debt discount accretion and non-cash interest expense	556	743	966	590	173
Loss on debt extinguishment					29
Amortization (accretion) of premium (discount) of available-for-sale investment securities	(245)	(213)	(261)	14	531
Gain (loss) on disposal of property and equipment	(28)		18
Deferred rent				(130)	(315)
Amortization of right-of-use assets	536
Changes in operating assets and liabilities
Prepaid expenses and other assets	9	182	610	761	(421)
Accounts payable and accrued expenses	(159)	(2,139)	(2,058)	(2,889)	(932)
Contract liability	352
Operating lease liability	(324)
Net cash used in operating activities	(15,097)	(26,224)	(31,063)	(42,364)	(52,861)
Cash flows from investing activities:
Purchases of property and equipment	(38)	(585)	(594)	(1,312)	(600)
Purchases of available-for-sale investment securities	(34,668)	(23,375)	(40,299)	(77,672)	(28,089)
Maturities of available-for-sale investment securities	40,800	63,265	78,065	51,347	62,216
Proceeds from sale of property and equipment	51
Net cash provided by (used in) investing activities	6,145	39,305	37,172	(27,637)	33,527
Cash flows from financing activities:
Proceeds from issuance of common stock through option exercises and release of restricted stock units		14	14	186	20
Proceeds from issuance of common stock through at the market offerings, net of offering costs	4,405		379
Proceeds from issuance of common stock through registered direct offering, net of offering costs	4,918
Proceeds from issuance of common stock through employee purchase plan	8	28	36	175	143
Proceeds from borrowing, net				9,866	9,736
Repayments on borrowing	(6,000)	(2,667)	(4,667)		(5,202)
Proceeds from issuance of securities in the Private Placement, net of issuance cost				42,477
Net cash provided by (used in) financing activities	3,331	(2,625)	(4,238)	52,704	4,697
Net change in cash and cash equivalents	(5,621)	10,456	1,871	(17,297)	(14,637)
Cash and cash equivalents at beginning of period	22,962	21,091	21,091	38,388	53,025
Cash and cash equivalents at the end of period	$ 17,341	$ 31,547	22,962	21,091	38,388
Supplemental disclosure of cash flow information:
Interest paid			1,700	1,000	225
Purchase of fixed assets included in accounts payable			$ 4	260
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with borrowings				263	217
Changes in share repurchase liability				$ 48	$ 102